VANECK CEF MUNI INCOME ETF
SCHEDULE OF INVESTMENTS
January 31, 2024 (unaudited)
1
Number
of Shares Value
CLOSED-END FUNDS: 99.8% (a)
abrdn National
Municipal Income
Fund 91,964 $ 933,894
Alliance Bernstein
National Municipal
Income Fund, Inc. 214,075 2,320,573
Blackrock Investment
Quality Municipal
Trust, Inc. 121,010 1,417,027
BlackRock Long-Term
Municipal Advantage
Trust 82,071 848,614
BlackRock MuniAssets
Fund, Inc. 265,252 2,893,899
BlackRock Municipal
2030 Target Term
Trust 505,843 10,804,806
BlackRock Municipal
Income Fund, Inc. 521,440 6,074,776
BlackRock Municipal
Income Quality Trust 189,097 2,134,905
BlackRock Municipal
Income Trust 316,791 3,202,757
BlackRock Municipal
Income Trust II 346,329 3,691,867
BlackRock MuniHoldings
Fund, Inc. 381,764 4,546,809
BlackRock MuniHoldings
Quality Fund II, Inc. 159,994 1,580,741
BlackRock MuniVest
Fund II, Inc. 153,148 1,643,278
BlackRock MuniVest
Fund, Inc. 464,257 3,235,871
BlackRock MuniYield
Fund, Inc. 332,319 3,555,813
BlackRock MuniYield
Quality Fund II, Inc. 161,127 1,656,386
BlackRock MuniYield
Quality Fund III, Inc. 472,351 5,328,119
BlackRock MuniYield
Quality Fund, Inc. 502,797 6,114,012
BNY Mellon Municipal
Bond Infrastructure
Fund, Inc. 135,573 1,386,912
BNY Mellon Municipal
Income, Inc. 153,202 1,000,409
BNY Mellon Strategic
Municipal Bond Fund,
Inc. 366,540 2,085,613
BNY Mellon Strategic
Municipals, Inc. 463,820 2,750,453
DWS Municipal Income
Trust 291,378 2,622,402
Eaton Vance Municipal
Bond Fund 522,595 5,304,339
Eaton Vance Municipal
Income 2028 Term
Trust 74,418 1,319,431
Number
of Shares Value
Eaton Vance Municipal
Income Trust 291,156 $ 2,952,322
Eaton Vance
National Municipal
Opportunities Trust 109,033 1,832,845
Invesco Advantage
Municipal Income
Trust II 327,913 2,787,261
Invesco Municipal
Income Opportunities
Trust 254,745 1,620,178
Invesco Municipal
Opportunity Trust 495,413 4,736,148
Invesco Municipal Trust 407,611 3,872,305
Invesco Quality
Municipal Income
Trust 391,595 3,731,900
Invesco Trust for
Investment Grade
Municipals 398,410 3,900,434
Invesco Value Municipal
Income Trust 343,659 4,024,247
MFS High Income
Municipal Trust 232,534 832,472
MFS Municipal Income
Trust 299,148 1,567,536
Neuberger Berman
Municipal Fund, Inc. 219,766 2,249,305
Nuveen AMT-Free
Municipal Credit
Income Fund 1,549,146 18,434,837
Nuveen AMT-Free
Municipal Value Fund 128,339 1,796,746
Nuveen AMT-Free
Quality Municipal
Income Fund 1,685,987 18,596,437
Nuveen Dynamic
Municipal
Opportunities Fund 381,465 3,951,977
Nuveen Municipal Credit
Income Fund 1,409,214 16,755,554
Nuveen Municipal High
Income Opportunity
Fund 774,492 7,729,430
Nuveen Municipal Value
Fund, Inc. 1,430,511 12,602,802
Nuveen Quality
Municipal Income
Fund 1,639,994 18,515,532
Nuveen Select Tax-Free
Income Portfolio 251,108 3,641,066
PIMCO Municipal Income
Fund 146,387 1,397,996
PIMCO Municipal Income
Fund II 415,739 3,504,680
PIMCO Municipal Income
Fund III 232,587 1,721,144
Pioneer Municipal High
Income Advantage
Fund, Inc. 177,330 1,408,000

VANECK CEF MUNI INCOME ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Pioneer Municipal High
Income Fund Trust 170,606 $ 1,470,624
Pioneer Municipal High
Income Opportunities
Fund, Inc. 127,411 1,364,572
Putnam Managed
Municipal Income
Trust 326,457 2,040,356
Number
of Shares Value
Putnam Municipal
Opportunities Trust 229,987 $ 2,401,064
Western Asset Managed
Municipals Fund, Inc. 403,760 4,082,014
Total Closed-End Funds: 99.8%
(Cost: $268,821,059) 233,975,490
Other assets less liabilities: 0.2% 494,898
NET ASSETS: 100.0% $ 234,470,388
(a) Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://
www.sec.gov.
Summary of Investments by Sector
% of
Investments Value
Financials 100.0% $ 233,975,490